Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Machinery and equipment	$3,152,265	$2,240,129
Transportation vehicles	466,386	443,390
Electronic devices	172,923	138,951
Office furniture and equipment	94,652	88,050
Construction in progress	3,932,974	216,468
Building	1,611,858	754,321
Total property plant and equipment, at cost	9,431,058	3,881,309
Less: accumulated depreciation	(2,328,503)	(1,724,095)
Property, plant and equipment, net	$7,102,555	$2,157,214